Selected Financial Data - Summary of Quarterly Financial Information (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Interest income	$ 23,767	$ 21,873	$ 19,340	$ 18,046	$ 17,847
Interest expense	3,565	1,882	1,277	1,310	1,733
Net interest income	20,202	19,991	18,063	16,736	16,114
Provision for (recovery of) loan losses	(588)	90	(236)	(88)	(620)
Noninterest income	9,005	8,279	8,425	9,357	7,712
Noninterest expense	25,937	25,124	23,304	23,075	21,633
Income taxes	771	579	1,809	895	806
Net Income	3,087	2,477	1,611	2,211	2,007
Less: Net income attributable to noncontrolling interest	(564)	(570)	(592)	(593)	(592)
Net income attributable to Uwharrie Capital Corp and common shareholders	$ 2,523	$ 1,907	$ 1,019	$ 1,618	$ 1,415
Basic	$ 0.35	$ 0.26	$ 0.14	$ 0.21	$ 0.19
Diluted	0.35	0.26	0.14	0.21	0.19
Book value	$ 5.38	$ 4.75	$ 4.58	$ 4.40	$ 4.33
Basic	7,199,262	7,229,333	7,427,036	7,531,360	7,634,024
Diluted	7,199,262	7,229,333	7,427,804	7,531,470	7,634,024
Return on average assets	0.48%	0.40%	0.28%	0.41%	0.38%
Return on average equity	6.43%	5.57%	3.62%	4.99%	4.65%
Average equity to average assets	7.43%	7.26%	7.78%	8.29%	8.27%
Assets	$ 656,793	$ 632,304	$ 577,253	$ 548,230	$ 532,202
Loans held for investment	357,950	369,970	356,871	341,829	320,132
Securities	101,952	102,136	107,201	117,889	100,500
Deposits	585,878	566,901	512,628	485,719	467,733
Borrowed funds	10,618	11,164	11,286	12,208	15,305
Shareholders’ equity	48,858	45,175	44,540	43,525	43,314
Assets	645,681	612,403	572,630	534,296	521,699
Loans held for investment	369,540	369,419	348,980	334,317	316,485
Securities	100,775	103,223	113,025	107,396	112,348
Deposits	575,480	548,296	509,352	470,921	458,655
Borrowed funds	10,956	11,284	11,679	12,898	14,432
Shareholders’ equity	$ 47,993	$ 44,468	$ 44,542	$ 44,283	$ 43,123